Financial Instruments - Schedule of Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	$ 8,215,687	$ 7,037,942
Loss allowance for expected credit loss	(62,425)
Current (≤ 30 days) [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	6,704,479	5,767,145
Loss allowance for expected credit loss	(445)
31-60 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	466,673	625,375
Loss allowance for expected credit loss	(240)
61-90 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	358,606	238,034
Loss allowance for expected credit loss	(433)
≥91 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	685,929	407,388
Loss allowance for expected credit loss	(61,307)
Trade receivables [member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	8,278,112	7,037,942
Trade receivables [member] | Current (≤ 30 days) [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	6,704,924	5,767,145
Trade receivables [member] | 31-60 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	466,913	625,375
Trade receivables [member] | 61-90 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	359,039	238,034
Trade receivables [member] | ≥91 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	$ 747,236	$ 407,388